Document And Entity Information	Mar. 15, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 15, 2023
Entity Registrant Name	FALCONSTOR SOFTWARE, INC.
Entity Central Index Key	0000922521
Entity Emerging Growth Company	false
Securities Act File Number	000-23970
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0216135
Entity Address, Address Line One	501 Congress Avenue
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	631
Local Phone Number	777-5188
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 Par Value
Trading Symbol	FALC
Security Exchange Name	NONE